Capital and financial risk management - Hedging instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) $ / £ $ / £ ¥ / £ € / £ $ / £	Dec. 31, 2023 GBP (£) € / £ ¥ / £
FX forward contracts/FX Swaps | Cash flow hedges | Below 10 years
Hedging instruments
Notional principal value	£ 538	£ 437
Change in fair value for recognising hedge ineffectiveness	(4)	8
Carrying value assets/(liabilities)	£ (4)	£ 8
EUR IRS | Fair value hedges | Below 10 years
Hedging instruments
Average strike price, percent	2.00%	1.30%
Notional principal value	£ 1,328	£ 739
Change in fair value for recognising hedge ineffectiveness	(20)	(35)
Carrying value assets/(liabilities)	£ (20)	£ (35)
USD IRS | Fair value hedges | Below 10 years
Hedging instruments
Average strike price, percent	3.40%	3.40%
Notional principal value	£ 2,512	£ 2,471
Change in fair value for recognising hedge ineffectiveness	(61)	(74)
Carrying value assets/(liabilities)	£ (61)	£ (74)
EUR FX Swaps/forwards | Net investment hedges | Below 10 years
Hedging instruments
Average strike price, exchange rate | € / £	1.2	1.1
Notional principal value	£ 384	£ 631
Change in fair value for recognising hedge ineffectiveness	8	1
Carrying value assets/(liabilities)	£ 8	£ 1
CNH FX Swaps/forwards | Net investment hedges | Below 10 years
Hedging instruments
Average strike price, exchange rate | ¥ / £	9	9
Notional principal value	£ 716	£ 510
Change in fair value for recognising hedge ineffectiveness	(6)	1
Carrying value assets/(liabilities)	£ (6)	£ 1
AUD FX Swaps/forwards | Net investment hedges | Below 10 years
Hedging instruments
Average strike price, exchange rate | $ / £	2
Notional principal value	£ 81
Change in fair value for recognising hedge ineffectiveness	3
Carrying value assets/(liabilities)	£ 3
CAD FX Swaps/forwards | Net investment hedges | Below 10 years
Hedging instruments
Average strike price, exchange rate | $ / £	1.6
Notional principal value	£ 96
Change in fair value for recognising hedge ineffectiveness	11
Carrying value assets/(liabilities)	£ 11
TWD FX Swaps/forwards | Net investment hedges | Below 10 years
Hedging instruments
Average strike price, exchange rate | $ / £	40.1
Notional principal value	£ 47
Change in fair value for recognising hedge ineffectiveness	1
Carrying value assets/(liabilities)	£ 1
CNH CCIRS | Net investment hedges | Below 10 years
Hedging instruments
Average strike price, exchange rate | ¥ / £	8.6	8.6
Notional principal value	£ 910	£ 910
Change in fair value for recognising hedge ineffectiveness	61	44
Carrying value assets/(liabilities)	61	44
EUR Bonds | Net investment hedges | Below 10 years
Hedging instruments
Notional principal value	2,076	869
Change in fair value for recognising hedge ineffectiveness	77	18
Carrying value assets/(liabilities)	£ (2,062)	(858)
EUR Bonds | Net investment hedges | 10-30 years
Hedging instruments
Notional principal value		652
Change in fair value for recognising hedge ineffectiveness		13
Carrying value assets/(liabilities)		£ (646)